Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Treasury shares [member]	Contributions For Future Capital Increases [Member]	Statutory reserve [member]	Additional paid-in capital [member]	Retained earnings [member]	Other Comprehensive Incomes [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 248,278	$ (12,866)		$ 17,363	$ 283,174	$ (155,903)	$ (145,309)	$ 234,737
IfrsStatementLineItems [Line Items]
Treasury shares		(4,020)			4,186			166
Exercise of stock options (Note 18)		11						11
Long-term incentive plan cost (Note 18)		5,320			(5,320)
Net loss for the year						7,819		7,819
Other comprehensive income items							(139)	(139)
Total comprehensive (loss) income						7,819	(139)	7,680
Ending balance, value at Dec. 31, 2023	248,278	(11,555)		17,363	282,040	(148,084)	(145,448)	242,594
IfrsStatementLineItems [Line Items]
Treasury shares		(5,065)			5,155			90
Long-term incentive plan cost (Note 18)		3,833			(3,833)
Net loss for the year						126,375		126,375
Other comprehensive income items							(4,246)	(4,246)
Total comprehensive (loss) income						126,375	(4,246)	122,129
Ending balance, value at Dec. 31, 2024	248,278	(12,787)		17,363	283,362	(21,709)	(149,694)	364,813
IfrsStatementLineItems [Line Items]
Treasury shares		(4,699)			4,595			(104)
Long-term incentive plan cost (Note 18)		4,777			(4,777)
Net loss for the year						(103,872)		(103,872)
Other comprehensive income items							2,944	2,944
Total comprehensive (loss) income						(103,872)	2,944	(100,928)
Ending balance, value at Dec. 31, 2025	$ 248,278	$ (12,709)		$ 17,363	$ 283,180	$ (125,581)	$ (146,750)	$ 263,781